SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2019
SHARE CAPITAL
Schedule of outstanding warrants

A listing of the Company’s outstanding warrants as at December 31, 2019 and 2018 are presented below:

	Exercise Price
Number outstanding	US$	Expiry Date
5,000,000	$1.56	July 8, 2021
3,250,000	$2.41	July 8, 2021
5,000,000	$2.41	December 23, 2021
5,000,000	$3.28	June 29, 2023
18,250,000

Schedule of outstanding and exercisable stock options

	Options	Weighted average
	Outstanding	exercise price per option
	#	$
Balance at December 31, 2017	2,716,903	1.88
Granted	906,565	3.30
Exercised	(192,000)	1.08
Forfeited	(229,950)	2.81
Cancelled	(25,000)	1.08
Balance at December 31, 2018	3,176,518	2.28
Granted	1,211,565	5.38
Exercised	(508,964)	1.62
Forfeited	(45,000)	5.18
Balance at December 31, 2019	3,834,119	3.31

Options which have vested and are exercisable as at December 31, 2019	2,216,772	2.21

Summary of outstanding stock options, by expiry date

A summary of the Company’s outstanding stock options as at December 31, 2019 are presented below:

Number outstanding	Exercise Price	Expiry Date
887,500	$1.08	July 11, 2021
722,408	$2.80	April 28, 2022
156,081	$2.80	June 1,2022
901,565	$3.30	May 31, 2023
848,252	$5.18	April 3, 2024
50,000	$6.48	August 1, 2024
268,313	$5.83	December 12,2024
3,834,119

Schedule of weighted average assumptions used in the BSM to estimate the fair value of stock options granted

	Year ended	Year ended
	December 31, 2019	December 31, 2018
Risk-free interest rate	1.6%	2.1%
Expected volatility	47%	51%
Expected life	3 years	3 years
Expected dividend yield	0.2%	Nil

Schedule of outstanding RSUs

	RSUs	Weighted average fair
	Outstanding	value per RSU
	#	$
Balance at December 31, 2018	—	—
Granted	97,027	5.82
Balance at December 31, 2019	97,027	5.82